Accrued expenses and other current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Accrued expenses and other current liabilities
Salary and welfare	¥ 118,506	$ 17,182	¥ 127,560
Deposits from third-party couriers and suppliers	56,640	8,212	54,771
Accrued operational expenses	65,776	9,536	61,100
Accrued professional fee	10,898	1,580	27,831
Others	33,725	4,890	26,788
Total	¥ 285,545	$ 41,400	¥ 298,050